UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $1,266,922 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100     1347  1271136 SH       SOLE                  1271136        0        0
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    18879  1120434 SH       SOLE                  1120434        0        0
AUDIBLE INC                    COM NEW          05069A302     7244   997811 SH       SOLE                   997811        0        0
AUDIOVOX CORP                  CL A             050757103    11728   842516 SH       SOLE                   842516        0        0
BEARINGPOINT INC               COM              074002106    18166  2311200 SH       SOLE                  2311200        0        0
BLUE NILE INC                  COM              09578R103      363    10000 SH       SOLE                    10000        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    54544  1600000 SH       SOLE                  1600000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    22512  1050000 SH       SOLE                  1050000        0        0
DIGITAL RIV INC                COM              25388B104     2045    40000 SH       SOLE                    40000        0        0
DOLBY LABORATORIES INC         COM              25659T107    42570  2144600 SH       SOLE                  2144600        0        0
E TRADE FINANCIAL CORP         COM              269246104    35796  1496507 SH       SOLE                  1496507        0        0
GENESIS MICROCHIP INC DEL      COM              37184C103     2775   235740 SH       SOLE                   235740        0        0
GETTY IMAGES INC               COM              374276103     3344    67315 SH       SOLE                    67315        0        0
GEVITY HR INC                  COM              374393106    43282  1900000 SH       SOLE                  1900000        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     5358   261361 SH       SOLE                   261361        0        0
GOOGLE INC                     CL A             38259P508    48228   120000 SH       SOLE                   120000        0        0
GREENFIELD ONLINE INC          COM              395150105      878    84500 SH       SOLE                    84500        0        0
INFOSPACE INC                  COM NEW          45678T201     5532   300000 SH       SOLE                   300000        0        0
INPHONIC INC                   COM              45772G105     1344   169690 SH       SOLE                   169690        0        0
ISHARES TR                     RUSSELL 2000     464287655      478     8700     PUT  SOLE                     8700        0        0
ISHARES TR                     RUSSELL 2000     464287655      550    20000     PUT  SOLE                    20000        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    70988  2612724 SH       SOLE                  2612724        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3812   707180 SH       SOLE                   707180        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    63437  3275000 SH       SOLE                  3275000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101    72306  2575000 SH       SOLE                  2575000        0        0
MERCURY INTERACTIVE CORP       COM              589405109    93140  1807500 SH       SOLE                  1807500        0        0
MOTOROLA INC                   COM              620076109    51875  2075000 SH       SOLE                  2075000        0        0
NAVARRE CORP                   COM              639208107     8419  2094200 SH       SOLE                  2094200        0        0
NCR CORP NEW                   COM              62886E108    42638  1080000 SH       SOLE                  1080000        0        0
NEOWARE INC                    COM              64065P102     7610   560000 SH       SOLE                   560000        0        0
NTL INC DEL                    COM              62941W101    43867  1725000 SH       SOLE                  1725000        0        0
NUTRI SYS INC NEW              COM              67069D108    33627   539850 SH       SOLE                   539850        0        0
QLOGIC CORP                    COM              747277101    65677  3475000 SH       SOLE                  3475000        0        0
RACKABLE SYS INC               COM              750077109    42405  1549317 SH       SOLE                  1549317        0        0
REDBACK NETWORKS INC           COM NEW          757209507     4705   338969 SH       SOLE                   338969        0        0
RESEARCH IN MOTION LTD         COM              760975102    35927   350000 SH       SOLE                   350000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    47552  1775000 SH       SOLE                  1775000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    84856  3675000 SH       SOLE                  3675000        0        0
SIX FLAGS INC                  COM              83001P109    41840  8000000 SH       SOLE                  8000000        0        0
SPRINT NEXTEL CORP             COM FON          852061100    66027  3850000 SH       SOLE                  3850000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    13184   699436 SH       SOLE                   699436        0        0
TELLABS INC                    COM              879664100    39456  3600000 SH       SOLE                  3600000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      497    30600 SH       SOLE                    30600        0        0
WEBMETHODS INC                 COM              94768C108     6114   799191 SH       SOLE                   799191        0        0